Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023
Cost:
Computers and peripheral equipment	$36,508	$35,392
Office furniture and equipment	5,766	6,338
Leasehold improvements	8,593	9,041

	50,867	50,771
Accumulated depreciation:
Computers and peripheral equipment	29,945	28,525
Office furniture and equipment	4,735	4,580
Leasehold improvements	5,531	5,005

	40,211	38,110

Depreciated cost	$10,656	$12,661

Depreciation expenses totaled $4,371, $3,865 and $4,242 for the years 2024, 2023 and 2022, respectively. During 2023, the Company recorded a reduction of $6,331 to the cost and accumulated depreciation of fully depreciated property and equipment no longer in use.